EQUITY (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of classes of share capital [abstract]
Schedule of Share Capital
As of December 31, 2016, and 2017 the Company’s share capital is composed of ordinary shares, as follows:

	Number of Ordinary Shares
	December 31,
	2016	2017

Authorized share capital	150,000,000	250,000,000

Issued and paid-up share capital	57,033,355	105,063,437

	In USD and NIS
	December 31,
	2016	2017

Authorized share capital (in NIS)	15,000,000	25,000,000

Issued and paid-up share capital (in NIS)	5,703,336	10,506,344

Issued and paid-up share capital (in USD)	1,513,294	2,836,139

Schedule of Amounts Outstanding Under Employee Share Incentive Plan
The following table contains additional information concerning equity instruments granted to employees and directors under the existing share incentive plans.

	Year ended December 31,
	2015		2016		2017
	Number of options	Weighted average exercise price (in NIS)	Number of options	Weighted average exercise price (in NIS)	Number of options	Weighted average exercise price (in NIS)
Outstanding at beginning of year	3,187,092	9.1	3,500,262	8.7	4,557,927	6.5
Granted*	500,800	6.8	2,505,684	3.8	7,292,560	3.5
Forfeited and expired	(187,630)	11.1	(1,435,990)	7.2	(1,164,961)	6.5
Exercised	-	-	(12,029)	0.4	(34,429)	0.2
Outstanding at end of year	3,500,262	8.7	4,557,927	6.5	10,651,097	4.4
Exercisable at end of year	1,169,540	12.6	1,786,209	9.4	2,356,948	7.6

*	As of the December 31, 2016 and 2017, includes 222,428 and 1,178,128 PSUs at an exercise price of 0.10 NIS, for which performance obligations have not been met.

Schedule of Options Outstanding by Exercise Price Range
Set forth below is data regarding the range of exercise prices and weighted-average remaining contractual life (in years) for the equity instruments outstanding at the end of each of the years indicated.

	Year ended December 31,
	2015		2016		2017
Range of exercise prices (in NIS)	Number of options outstanding	Weighted average remaining contractual life (in yrs.)	Number of options outstanding	Weighted average remaining contractual life (in yrs.)	Number of options outstanding	Weighted average remaining contractual life (in yrs.)
Up to 10.00	2,117,886	5.8	3,502,043	6.5	9,855,697	8.0
10.01-20.00	1,334,866	3.8	1,037,436	2.4	795,400	4.8
20.01-30.00	10,340	0.9	3,278	0.7	-	-
30.01-40.00	10,000	1.6	10,000	0.6	-	-
Over 40.00	27,170	1.0	5,170	0.4	-	-
	3,500,262	5.0	4,557,927	5.5	10,651,097	7.8

Schedule of Assumptions Used to Value Options
The fair value of all other equity instruments granted to employees through December 31, 2017 has been determined using the Black-Scholes option-pricing model. These values are based on the following assumptions as of the applicable grant dates:

	2015	2016	2017
Expected dividend yield	0%	0%	0%
Expected volatility	68%	66%	63%
Risk-free interest rate	2%	2%	2%
Expected life of options (in years)	5	6	6